                         SUPPLEMENT DATED OCTOBER 1, 1997 TO
                           PROSPECTUS DATED MAY 1, 1997 FOR

                    INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACTS

                                      ISSUED BY

                    NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

                                     THROUGH ITS

                          NATIONWIDE VA SEPARATE ACCOUNT - C

This Supplement updates certain information contained in your Prospectus. Please read it and keep it with your Prospectus for future reference.

1. Effective November 1, 1997, the "UNDERLYING MUTUAL FUND ANNUAL EXPENSES" provision of the Prospectus is amended by changing the Management Fees and Other Expenses of the following Nationwide Separate Account Trust underlying Mutual Fund options:


---------------------------------------------------------------------------------------------------
                                                        Management   Other Expenses  Total Mutual
                                                           Fees                      Fund Expenses
---------------------------------------------------------------------------------------------------
Nationwide Separate Account Trust - Money Market           0.45%          0.02%          0.47%
Fund
---------------------------------------------------------------------------------------------------
Nationwide Separate Account Trust - Total Return           0.65%          0.02%          0.67%
Fund
---------------------------------------------------------------------------------------------------

2. Effective November 1, 1997, the "EXAMPLE" in the Prospectus is amended to reflect the following information:


---------------------------------------------------------------------------------------------------------------------------
                                       If you surrender your        If you do not surrender        If you annuitize your
                                    Contract at the end of the    your Contract at the end of    Contract at the end of the
                                      applicable time period      the applicable time period      applicable time period
---------------------------------------------------------------------------------------------------------------------------
                                      1       3      5      10      1       3      5      10      1       3      5      10
                                     Yr.     Yrs.   Yrs.   Yrs.    Yr.     Yrs.   Yrs.   Yrs.    Yr.     Yrs.   Yrs.   Yrs.
---------------------------------------------------------------------------------------------------------------------------
Nationwide Separate
Account Trust - Money                89     103    128     218     19      58    101     218      *      58    101     218
Market Fund
---------------------------------------------------------------------------------------------------------------------------
Nationwide Separate
Account Trust - Total Return         91     110    138     240     21      65    111     240      *      65    111     240
Fund
---------------------------------------------------------------------------------------------------------------------------

3. The following information is added to the "FEDERAL TAX CONSIDERATIONS" section as the second provision:

    PUERTO RICO

         Under the Puerto Rico tax code, Distributions prior to Annuitization are treated as nontaxable return of principal until the principal is fully recovered; thereafter, all Distributions are fully taxable. Distributions after Annuitization are treated as part taxable income and part nontaxable return of principal. The amount excluded from gross income after Annuitization is equal to the amount of the Distribution in excess of 3% of the total Purchase Payments paid, until an amount equal to the total Purchase Payments paid has been excluded; thereafter, the entire Distribution is included in gross income. Puerto Rico does not impose an early withdrawal penalty tax. Generally, Puerto Rico does not require income tax to be withheld from Distributions of income. A personal tax advisor should be consulted.